Intangible assets (Tables)	12 Months Ended
Sep. 30, 2023
Intangible assets
Schedule of goodwill and intangible assets

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Goodwill
Balance as at beginning of year	7,393	7,599	6,253	6,241
Additions[1]	-	12	-	12
Impairment	-	(122)	-	-
Balances transferred to assets held for sale (refer to Note 37)	-	(55)	-	-
Other adjustments	26	(41)	-	-
Balance as at end of year	7,419	7,393	6,253	6,253
Computer software
Balance as at beginning of year	2,264	1,840	1,992	1,653
Additions	1,141	1,101	952	940
Impairment	(8)	(110)	(8)	(99)
Amortisation	(621)	(545)	(565)	(502)
Other adjustments	21	(22)	-	-
Balance as at end of year	2,797	2,264	2,371	1,992
Cost	8,450	8,068	7,187	6,945
Accumulated amortisation and impairment	(5,653)	(5,804)	(4,816)	(4,953)
Carrying amount	2,797	2,264	2,371	1,992
Brand names	670	670	636	636
Total intangible assets	10,886	10,327	9,260	8,881
Goodwill has been allocated to the following CGUs:
Consumer	4,829	4,829	4,484	4,484
Business	1,812	1,812	1,709	1,709
New Zealand	489	463	-	-
Specialist Businesses[2]	289	289	60	60
Total goodwill	7,419	7,393	6,253	6,253

1.	Related to the acquisition of MoneyBrilliant Pty Ltd.
2.	The Specialist Businesses segment comprises individual CGUs (Platforms and Investments) to which goodwill has been allocated. The carrying amount of goodwill allocated to these individual CGUs is not significant compared to the total Group goodwill.

Summary of significant assumptions used in goodwill impairment testing

	Discount rate		Cash flows
	Post-tax rate/Pre-tax rate		Forecast period/terminal growth rate
	2023	2022	2023	2022
Australian CGUs[1]	9% / 11.8%-12.1%	9% / 11.6%-13.0%	3 years / 2%	3 years / 2%
New Zealand	9% / 11.5%-12.0%	9% / 11.5%-11.7%	3 years / 2%	3 years / 2%

1.	Australian CGUs include Consumer, Business and Specialist Businesses.